Long-term Debt (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term notes	$ 99.1
Long-term borrowings from banks	611.4	$ 119.4
Total long-term debt	882.8	291.6	$ 218.1
Current portion of long-term debt	270.5	6.9	4.4
Long-term debt	612.3	284.7	213.7
Bullet loan
Debt Instrument [Line Items]
Total long-term debt		30.0	30.2
Bullet Loan
Debt Instrument [Line Items]
Total long-term debt		20.4	20.0
Bullet Loan
Debt Instrument [Line Items]
Total long-term debt		30.1
Bullet Loan
Debt Instrument [Line Items]
Total long-term debt		38.9
Government Loan
Debt Instrument [Line Items]
Total long-term debt	167.3	165.3	161.5
Finance Lease Liabilities
Debt Instrument [Line Items]
Total long-term debt	$ 5.0	$ 6.9	$ 6.4